Schedule II Valuation and Qualifying Accounts (Details) - Tenant and Other Receivables-Allowance [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	$ 449	$ 211	$ 280
Additions charged to costs	107	450	101
Deductions	368	212	170
Balance	$ 188	$ 449	$ 211